PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	9 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Class of Warrant or Right, Outstanding	114,738,770		137,841,857
Total	171,141,067	27,414,418	226,819,663	133,965,228
Finite-Lived Intangible Asset, Useful Life			20 years
Warrant Liability [Member]
Class of Warrant or Right, Outstanding	114,700,000		101,000,000
Total	47,000,000		49,400,000
Equity Warrants [Member]
Class of Warrant or Right, Outstanding			36,800,000
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years